Fair Value of Investments (Details)		Dec. 31, 2024	Dec. 31, 2023
Unobservable Inputs (Level 3) [Member] | Weighted Average [Member]
Equity, Fair Value Disclosure [Abstract]
Equity value adjustment	[1]	(0.73)	(0.54)

[1]	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.